UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2008

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Montgomery Street, Suite 3300
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signi

/s/ Anthony P. Brenner   San Francisco, CA     MAY 13, 2008
----------------------   -----------------     -----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           11

Form 13 F Information Table Value Total (x$1000): $173,470

List of Other Included Managers: None

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FORM 13F INFORMATION TABLE

                                                             VALUE     SHRS OR   SH/  PUT/  INVEST  OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP         (x$1000)  PRN AMT   PRN  CALL  DISCR   MNGRS  SOLE    SHARED NONE

AMEDISYS INC                    COM            023436 10 8   27,888    708,889   SH        SOLE             708,889
AMERICAN REPROGRAPHICS CO       COM            029263 10 0   16,337  1,100,877   SH        SOLE           1,100,877
BRIGHT HORIZONS FAMILY          COM            109195 10 7    1,757     40,830   SH        SOLE              40,830
CARTER'S INC                    COM            146229 10 9   15,347    950,300   SH        SOLE             950,300
CASH AMERICA INTERNATIONAL INC  COM            14754D 10 0   26,594    730,600   SH        SOLE             730,600
HEARTLAND PMT SYS INC           COM            42235N 10 8   23,010  1,000,000   SH        SOLE           1,000,000
KENEXA CORPORATION              COM            488879 10 7   16,377    886,187   SH        SOLE             886,187
MONRO MUFFLER BRAKE INC         COM            610236 10 1    5,499    325,386   SH        SOLE             325,386
PHASE FORWARD INCORPORATED      COM            71721R 40 6   25,099  1,469,503   SH        SOLE           1,469,503
TRUEBLUE INC                    COM            89785X 10 1    1,993    148,300   SH        SOLE             148,300
VERIFONE HLDG INC               COM            92342Y 10 9   13,569    855,000   SH        SOLE             855,000

